Cover Page	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Acushnet Holdings Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37935
Entity Tax Identification Number	45-2644353
Entity Address, Address Line One	333 Bridge Street
Entity Address, City or Town	Fairhaven,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02719
City Area Code	800
Local Phone Number	225-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - $0.001 par value per share
Trading Symbol	GOLF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001672013